Shareholder Report, Average Annual Return (Details)	12 Months Ended	35 Months Ended	60 Months Ended	68 Months Ended	118 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
C000073513
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Income Fund - Class A Shares
Average Annual Return, Percent	1.47%		0.86%			3.29%
C000167229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Income Fund - Class C Shares
Average Annual Return, Percent	4.71%		1.07%		2.89%
C000219380
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Income Fund - Institutional Shares
C000003857
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Large Cap Value Fund - Class A Shares
Average Annual Return, Percent	11.58%		14.73%			13.59%
C000167227
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Large Cap Value Fund - Class C Shares
Average Annual Return, Percent	15.95%		15.17%		13.90%
C000219378
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Large Cap Value Fund - Institutional Shares
C000059931
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Municipal Tax Free Bond Fund - Class A Shares
Average Annual Return, Percent	(1.07%)		(0.68%)			1.13%
C000167228
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Municipal Tax Free Bond Fund - Class C Shares
Average Annual Return, Percent	2.05%		(0.54%)		0.69%
C000219379
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Municipal Tax Free Bond Fund - Institutional Shares
C000003855
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Real Estate Income and Growth Fund - Class A Shares
Average Annual Return, Percent	(6.10%)		2.35%			3.68%
C000167226
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Real Estate Income and Growth Fund - Class C Shares
Average Annual Return, Percent	(2.56%)		2.73%		3.66%
C000219377
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Real Estate Income and Growth Fund - Institutional Shares
C000240591
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Utilities Fund - Class A Shares
Average Annual Return, Percent	7.96%	8.54%
C000240590
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Utilities Fund - Class C Shares
Average Annual Return, Percent	12.72%	9.92%
C000240589
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spirit of America Utilities Fund - Institutional Shares
Without Sales Load [Member] | C000073513
Average Annual Return [Line Items]
Average Annual Return, Percent	6.50%		1.85%			3.79%
Without Sales Load [Member] | C000167229
Average Annual Return [Line Items]
Average Annual Return, Percent	5.71%		1.07%		2.89%
Without Sales Load [Member] | C000219380
Average Annual Return [Line Items]
Average Annual Return, Percent	6.74%		2.08%	3.54%
Without Sales Load [Member] | C000003857
Average Annual Return [Line Items]
Average Annual Return, Percent	17.77%		15.98%			14.20%
Without Sales Load [Member] | C000167227
Average Annual Return [Line Items]
Average Annual Return, Percent	16.95%		15.17%		13.90%
Without Sales Load [Member] | C000219378
Average Annual Return [Line Items]
Average Annual Return, Percent	18.13%		16.33%	20.21%
Without Sales Load [Member] | C000059931
Average Annual Return [Line Items]
Average Annual Return, Percent	3.91%		0.30%			1.63%
Without Sales Load [Member] | C000167228
Average Annual Return [Line Items]
Average Annual Return, Percent	3.05%		(0.54%)		0.69%
Without Sales Load [Member] | C000219379
Average Annual Return [Line Items]
Average Annual Return, Percent	4.08%		0.45%	1.16%
Without Sales Load [Member] | C000003855
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.94%)		3.47%			4.24%
Without Sales Load [Member] | C000167226
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.66%)		2.73%		3.66%
Without Sales Load [Member] | C000219377
Average Annual Return [Line Items]
Average Annual Return, Percent	(0.78%)		3.74%	5.95%
Without Sales Load [Member] | C000240591
Average Annual Return [Line Items]
Average Annual Return, Percent	14.56%	10.77%
Without Sales Load [Member] | C000240590
Average Annual Return [Line Items]
Average Annual Return, Percent	13.72%	9.92%
Without Sales Load [Member] | C000240589
Average Annual Return [Line Items]
Average Annual Return, Percent	14.85%	11.03%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)			2.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)		1.86%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	7.30%		(0.36%)	0.12%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%		15.25%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%	18.63%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.25%		0.80%			2.34%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.25%		0.80%		2.29%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Municipal Bond Index
Average Annual Return, Percent	4.25%		0.80%	1.90%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%			14.82%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%		15.25%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%		14.42%	18.63%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	21.19%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	21.19%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.88%	21.19%
MSCI US REIT Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	2.94%		6.58%			5.71%
MSCI US REIT Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	2.94%		6.58%		5.62%
MSCI US REIT Gross (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI US REIT Index
Average Annual Return, Percent	2.94%		6.58%	9.44%
S&P 500 Utilities Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Utilities Select Sector Index
Average Annual Return, Percent	16.04%	11.07%
S&P 500 Utilities Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Utilities Select Sector Index
Average Annual Return, Percent	16.04%	11.07%
S&P 500 Utilities Sector Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P Utilities Select Sector Index
Average Annual Return, Percent	16.04%	11.07%